Pension And Other Postretirement Benefits (Schedule Of Accrued Postretirement Benefits) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Postretirement Benefits [Member]
Accrued postretirement benefits at beginning of year	$ (25,455,837)	$ (23,429,049)
Net periodic postretirement benefit cost	2,999,206	3,133,413
Employer contributions	1,141,020	1,167,785
Reitree drug subsidy	56,731	61,160
Accrued Postretirement Benefits	(27,370,754)	(25,455,837)
Accrued postretirement benefits at end of year	$ (27,370,754)	$ (25,455,837)